Events after the reporting date (Details) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended				7 Months Ended
	Mar. 06, 2020 $ / shares	Jul. 09, 2020 shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 22, 2020 $ / shares shares	Jun. 30, 2019 USD ($)	Jul. 27, 2020 USD ($) shares	Jul. 21, 2020 $ / shares shares	Sep. 25, 2020 shares
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares called by warrants							83,333,333
Shares issued during period		13,008		34,285,714			83,333,333
Par value per share | $ / shares				$ 0.35
Proceeds from issuing shares | $			$ 24,207		$ 0
Repayment of long-term debt | $			0		1,830
Gain/(loss) on derivative financial instruments | $			(1,868)		1,572
Exercise price share options granted | $ / shares							$ 0.18
Written Notification From The Nasdaq Stock Market
Disclosure of non-adjusting events after reporting period [Line Items]
Minimum bid price continued listing requirement days	30
Minimum bid price continued listing requirement | $ / shares	$ 1
Applicable grace period	180
Firment Shipping Credit Facility
Disclosure of non-adjusting events after reporting period [Line Items]
Repayment of long-term debt | $						$ 863
Gain/(loss) on derivative financial instruments | $			$ (189)		$ 9	$ 220
Series B Preferred Shares
Disclosure of non-adjusting events after reporting period [Line Items]
Voting rights						The Company increased the maximum voting rights under the Series B preferred shares from 49.0% to 49.99%.
Series B Preferred Shares | Goldenmare Limited
Disclosure of non-adjusting events after reporting period [Line Items]
Shares issued during period						25,000
Proceeds from issuing shares | $						$ 150,000
Class A Warrants
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares called by warrants			38,870,000					38,870,000
Number of outstanding warrants			38,870,000					38,870,000
PP Warrants
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares called by warrants			45,850,000					45,850,000
Shares issued during period			45,850,000
Number of outstanding warrants			45,850,000					45,850,000
Par value per share | $ / shares			$ 0.27